Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Accrued expenses and other liabilities
20	Accrued expenses and other liabilities
See accounting policies in note 36(J).

	2022 $	2021 $
Current
Accrued staff costs	1,405,316	1,763,099
Accrued expenses	2,949,038	12,131,214
Accrued professional fee	4,432,425	11,877,996
Value added tax payable	58,093	1,893,190
Deposit liabilities	328,559	2,690,842
Consideration payable in relation to the ACT Acquisition (note)	958,224	—
Other payables and accruals	5,479,766	5,923,957

	15,611,421	36,280,298
Non-current
Other non-current liabilities	949,701	—

	16,561,122	36,280,298

Note:	The amount refers to the payable to one of the sell ers who is an independent third party according to the share purchase agreement as mentioned in note 33, which was fully settled in January 2023.
All of the accrued expenses and other current liabilities are expected to be settled within one year or repayable on demand.